27. FINANCIAL INSTRUMENTS (Details 5) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Fair value, Beginning	CAD 218	CAD 8,822
Derivatives recognized at inception
Interest rate floors		(25,581)
Prepayment option		8,671
Realized losses on derivatives
Forward foreign exchange contract	(207)	(130)
Unrealized gains (losses) on derivatives
Interest rate floors	7,861	18,781
Prepayment option	33,018	(13,108)
Interest rate swaps	19,394	2,237
Forward foreign exchange contracts	240	97
Impact of foreign exchange	(1,167)	429
Fair value, Ending	CAD 59,357	CAD 218